First Trust Dow Jones Dividend and Income Allocation Portfolio Performance Management - First Trust Dow Jones Dividend and Income Allocation Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Annual Total Return
Performance Narrative [Text Block]	The bar chart and table below illustrate the annual calendar year returns of the Fund based on net asset value as well as the average annual Fund returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on net asset value for years 1, 5, 10 (as applicable) and since inception compared to those of a broad-based securities market index, three market indices and two blended benchmarks. The Fund’s updated performance information is accessible on the Fund’s website at http://www.ftportfolios.com.
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below illustrate the annual calendar year returns of the Fund based on net asset value as well as the average annual Fund returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on net asset value for years 1, 5, 10 (as applicable) and since inception compared to those of a broad-based securities market index, three market indices and two blended benchmarks.
Performance Additional Market Index [Text]	The Blended Benchmark returns are a 50/50 split between the Russell 3000® Index and the Bloomberg U.S. Corporate Investment-Grade Index returns.The Secondary Blended Benchmark return is a 50/50 split between the Dow Jones U.S. Total Stock Market IndexSM and the Dow Jones Equal Weight U.S. Issued Corporate Bond IndexSM returns.
Bar Chart [Heading]	First Trust/Dow Jones Dividend & Income Allocation Portfolio—Class I Shares <br/>Calendar Year Total Returns as of 12/31
Bar Chart Closing [Text Block]	During the periods shown in the chart above:ReturnPeriod EndedBest Quarter11.64%June 30, 2020Worst Quarter-15.60%March 31, 2020
Performance Table Heading	Average Annual Total Returns for the Periods Ended December 31, 2025
Performance Table Narrative	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Availability Website Address [Text]	http://www.ftportfolios.com
I
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	11.64%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(15.60%)
Lowest Quarterly Return, Date	Mar. 31, 2020